UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Cash Reserves Fund	October 31, 2020
TSCXX	Investor Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE CASH RESERVES FUND

HIGHLIGHTS

■	The Cash Reserves Fund outperformed its Lipper peer group index during the 12-month period ended October 31, 2020.

■	The Federal Reserve (Fed) decreased short-term interest rates by 150 basis points in March in two steps, bringing the fed funds target rate back to the 0.00% to 0.25% range.

■	We kept the fund’s weighted average maturity (WAM) fairly close to its 60-day maximum to capture higher rates from longer-term money market instruments. At the end of our fiscal year, the WAM was longer than that of our average competitor.

■	The Fed is likely to keep rates very low for the foreseeable future. Central bank officials are concerned about the pandemic’s risks to the economy in the near and medium term.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global financial markets faced historic challenges during your fund’s fiscal year, the 12-month period ended October 31, 2020, as the spread of the coronavirus and lockdown measures decimated economic activity in the spring and led to sharp sell-offs. Markets were resilient, though, and many sectors finished in positive territory.

The year began on a positive note, with major stock benchmarks in the U.S., Europe, and Japan recording gains through the middle of February, but global markets became increasingly volatile as the pandemic spread outside China. As the extent of the crisis grew, investors rapidly moved their assets into U.S. Treasuries and cash. By March 23, the S&P 500 Index had fallen by about a third from the start of the year, and even traditionally safer areas of the market, such as high-quality bonds, sold off during the downturn.

In response to the rapid economic contraction, governments and central banks around the world took extraordinary actions to support the economy. In the U.S., the federal government approved relief packages totaling $2.4 trillion, or over 11% of gross domestic product, while the Federal Reserve cut interest rates close to zero and began massive purchases of government, mortgage-backed, and corporate bonds to stimulate the economy and increase liquidity in the fixed income market. In just a few months, the Fed engaged in twice as much quantitative easing as it did during the entire global financial crisis from 2008 to 2010. The European Central Bank and the Bank of Japan also committed to significant asset purchase programs, and other central banks cut rates or bought bonds to support their economies.

Boosted by the stimulus and an easing of lockdowns during the summer, global economies began a rapid recovery, although most indicators remained below pre-pandemic levels at the end of the period. Financial markets also rebounded, but it was an uneven recovery.

Investors favored mega-cap information technology and internet-related firms, which benefited from the work-from-home environment and an acceleration in demand for online services, while other sectors have yet to bounce back. Energy companies were hit hard by a steep drop in oil prices due to declining demand, and airlines, hotels, and shopping centers struggled amid lockdown orders and consumer reluctance to resume activities where social distancing wasn’t possible.

Growth stocks significantly outperformed value shares during the period, and U.S. equities, led by the tech giants, generally outpaced international benchmarks. Asian shares performed well as China and other countries in the region have been successful in controlling the coronavirus, while European stocks produced negative returns as a resurgence of the virus led to a second round of lockdowns at the end of the period. Despite steep losses in Latin America, emerging markets stocks recorded generally solid gains.

The U.S. dollar weakened during the period, as negative real (inflation-adjusted) interest rates and slower growth relative to the rest of the world made the greenback less attractive. Currency results varied widely at the country level, but a stronger euro and yen aided returns for U.S. investors in Europe and Japan, respectively. In the fixed income universe, Treasuries recorded solid gains as yields dropped to record lows, and investment-grade corporate bonds rallied on strong investor demand.

As the period ended in late October, rising coronavirus caseloads in the U.S. and Europe made it clear that the pandemic is not over, although we are hopeful that a vaccine will bring about an eventual return to normalcy in the new year. Whatever challenges we face in 2021, I can assure you that our commitment to fundamental research remains steady.

Our investment teams continue to meet regularly with executives from the companies we are investing in, although video conferencing has largely replaced on-site visits. We remain focused on the long term and continue to ground our decision-making in rigorous analysis, an approach that we believe will benefit our shareholders in this dynamic market environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Cash Reserves Fund returned 0.78% in the 12 months ended October 31, 2020, and outperformed its peer group benchmark, the Lipper Money Market Funds Index. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

In the early months of our 12-month reporting period, investors pondered whether the Fed needed to cut rates even further—the central bank cut rates three times toward the end of our previous fiscal year ended October 31, 2019—to continue the economic expansion. As COVID-19 emerged as a global risk, institutional investors moved assets from prime money market funds into government money funds. Assets of government money funds increased, but institutional prime money funds saw heavy outflows that put pressure on their government-regulated liquidity buckets. The subsequent selling pressure sent rates to unusually high levels for credit-related products, such as commercial paper, relative to Treasury bill yields.

The Fed acted quickly in an attempt to aid an economic recovery. Policymakers cut rates by 50 basis points on March 3 and then by an additional 100 basis points at an unusual Sunday meeting on March 15. These rate cuts brought the fed funds target rate back to the 0.00% to 0.25% range, where it had been from late 2008 until late 2015. The central bank also put in place several programs to allay liquidity concerns and reduce distress in the money market.

The yield on the 90-day Treasury bill plunged from 1.54% to 0.09% during the past 12 months, while the six-month Treasury bill yield dropped from 1.57% to 0.11%. The three-month London interbank offered rate (LIBOR), a reference rate for bank funding levels, declined from 1.90% to 0.22%.

How is the fund positioned?

Overall, the fund’s weighted average maturity (WAM) is positioned longer than that of the average competitor. In response to the Fed’s rate cuts in the latter part of 2019, we extended the portfolio’s WAM to lock in higher rates from longer-term money market instruments before they declined. During the fiscal year that just ended, we kept the WAM fairly close to its 60-day maximum. At the end of October 2020, the portfolio’s WAM was 53 days versus 54 days six months ago and 54 days at the end of October 2019.

As shown in the Security Diversification exhibit, commercial paper and medium-term notes made up about 47% of the fund’s net assets at the end of the reporting period. Municipal securities represented roughly 28% of fund assets, while around 12% of the portfolio was invested in U.S. Treasury securities. The fund also held smaller positions in certificates of deposit, repurchase agreements, and asset-backed securities.

What is portfolio management’s outlook?

The Fed is likely to keep rates very low for the foreseeable future. Central bank officials are concerned about the pandemic’s risks to the economy in the near and medium term. To balance the longer average maturities, the portfolio maintains a high degree of liquidity with very short-term securities. As always, our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN A NONGOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The potential for realizing a loss of principal could derive from:

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress.

Interest rate risks. A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. A sharp and unexpected rise in interest rates could increase the likelihood that the fund’s share price will drop below a dollar.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.

BENCHMARK INFORMATION

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

October 31, 2020

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

ASSET-BACKED COMMERCIAL PAPER 9.4%

	Par	$ Value
Albion Capital, 0.17%, 12/16/20	1,100	1,100
Albion Capital, 0.20%, 11/16/20	35,155	35,152
Atlantic Asset Securitization, 0.23%, 11/18/20 (1)	1,200	1,200
Atlantic Asset Securitization, 0.23%, 2/8/21 (1)	11,000	10,993
CAFCO, 0.19%, 11/5/20 (1)	600	600
CAFCO, 0.28%, 1/12/21 (1)	1,500	1,499
CAFCO, 0.30%, 12/4/20 (1)	24,750	24,743
CAFCO, 0.331%, 11/18/20 (1)	14,000	13,998
Chariot Funding, 0.25%, 11/16/20 (1)	1,300	1,300
Chariot Funding, 0.351%, 11/4/20 (1)	39,000	38,999
Charta, 0.16%, 1/6/21 (1)	10,000	9,997
Charta, 0.19%, 11/6/20 (1)	1,200	1,200
Charta, 0.24%, 11/12/20 (1)	20,000	19,998
CRC Funding, 0.19%, 11/5/20 (1)	1,600	1,600
CRC Funding, 0.21%, 3/1/21 (1)	17,000	16,988
CRC Funding, 0.361%, 11/6/20 (1)	21,750	21,749
Fairway Finance, 0.20%, 4/16/21 (1)	5,700	5,695
Fairway Finance, 0.28%, 1/20/21 (1)	1,200	1,199
Fairway Finance, 0.30%, 12/4/20 (1)	1,400	1,400
Gotham Funding, 0.18%, 1/19/21 (1)	2,000	1,999
Liberty Street Funding, 0.16%, 12/8/20 (1)	21,000	20,996
LMA-Americas, 0.21%, 4/6/21 (1)	15,000	14,986
LMA-Americas, 0.22%, 3/9/21 (1)	10,500	10,492
LMA-Americas, 0.401%, 11/5/20 (1)	3,800	3,800
Manhattan Asset Funding, 0.16%, 11/9/20 (1)	2,400	2,400
Manhattan Asset Funding, 0.17%, 12/1/20 (1)	22,250	22,247
Manhattan Asset Funding, 0.17%, 1/19/21 (1)	16,000	15,994
Old Line Funding, 0.21%, 3/23/21 (1)	27,000	26,978
Old Line Funding, 0.21%, 4/15/21 (1)	10,650	10,640

Old Line Funding, 0.321%, 12/2/20 (1)	2,500	2,499
Starbird Funding, 0.17%, 12/7/20 (1)	8,500	8,499
Starbird Funding, 0.351%, 11/9/20 (1)	4,500	4,500
Thunder Bay Funding, 0.18%, 2/17/21 (1)	10,200	10,194
Thunder Bay Funding, 0.21%, 3/23/21 (1)	32,000	31,973
Victory Receivables, 0.17%, 11/23/20 (1)	3,500	3,500
Total Asset-Backed Commercial Paper (Cost $401,107)		**401,107**

CERTIFICATES OF DEPOSIT 6.6%

Bank of Montreal, 0.19%, 1/12/21 (2)	4,000	4,000
Bank of Montreal, FRN, FFER + 1.70%, 1.79%, 3/30/21 (2)	21,000	21,000
BNP Paribas, 0.24%, 6/18/21 (2)	27,000	27,000
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.28%, 0.37%, 3/4/21 (2)	4,000	3,982
Canadian Imperial Bank of Commerce, FRN, SOFR + 1.20%, 1.29%, 3/16/21 (2)	8,400	8,400
Citibank, 0.25%, 6/21/21 (3)	15,000	15,000
Cooperatieve Rabobank, FRN, 1M USD LIBOR + 0.11%, 0.255%, 3/12/21 (2)	15,000	15,000
Cooperatieve Rabobank, FRN, 1M USD LIBOR + 0.20%, 0.34%, 2/3/21 (2)	24,000	24,000
Credit Suisse, 0.26%, 6/1/21 (2)	3,300	3,300
Credit Suisse, 0.27%, 5/27/21 (2)	17,000	17,000
Credit Suisse, FRN, SOFR + 0.21%, 0.30%, 11/18/20 (2)	21,000	21,000
HSBC Bank, FRN, 1M USD LIBOR + 0.70%, 0.843%, 1/21/21 (2)	8,700	8,700
KBC Bank, 0.10%, 11/4/20 (2)	40,650	40,650
Royal Bank of Canada, FRN, 3M USD LIBOR + 0.11%, 0.36%, 6/11/21 (2)	30,000	30,000
Standard Chartered Bank, 0.30%, 4/23/21 (2)	20,000	20,000
Toronto Dominion Bank, FRN, SOFR + 0.28%, 0.37%, 3/4/21 (2)	5,000	4,977

Toronto Dominion Bank, FRN, 3M USD LIBOR + 0.40%, 0.615%, 4/26/21 (2)	19,500	19,500
Total Certificates of Deposit (Cost $283,509)		**283,509**

FINANCIAL COMPANY COMMERCIAL PAPER 18.5%

ABN AMRO Funding, 0.351%, 3/22/21 (1)	20,250	20,222
ABN AMRO Funding, 1.432%, 11/9/20 (1)	6,500	6,498
ABN AMRO Funding, 1.513%, 11/25/20 (1)	4,200	4,196
ASB Finance, 0.17%, 11/12/20 (1)	3,000	3,000
ASB Finance, 0.17%, 12/2/20 (1)	7,300	7,299
ASB Finance, 0.185%, 1/21/21 (1)	20,000	19,992
Australia & New Zealand Banking, 0.18%, 3/9/21 (1)	38,000	37,976
Australia & New Zealand Banking, 0.20%, 2/25/21	3,250	3,248
BNP Paribas, 0.20%, 11/25/20	1,300	1,300
BPCE, 0.25%, 7/15/21 (1)	3,000	2,995
BPCE, 0.291%, 5/18/21 (1)	26,500	26,458
BPCE, 0.562%, 1/15/21 (1)	4,393	4,388
Canadian Imperial Bank of Commerce, 0.241%, 10/1/21 (1)	25,000	24,944
Canadian Imperial Bank of Commerce, 0.241%, 10/6/21 (1)	4,000	3,991
Commonwealth Bank of Australia, FRN, 1M USD LIBOR + 0.24%, 0.389%, 12/2/20 (1)	11,000	11,001
Cooperatieve Rabobank, 0.20%, 5/13/21	3,000	2,997
DBS Bank, 0.20%, 3/9/21 (1)	15,750	15,739
DBS Bank, 0.21%, 3/11/21 (1)	4,600	4,596
DBS Bank, 0.277%, 11/2/20 (1)	21,100	21,100
DNB Nor Bank, 0.23%, 1/29/21 (1)	800	799
DNB Nor Bank, 0.24%, 12/7/20 (1)	30,000	29,993
DNB Nor Bank, 0.27%, 1/8/21 (1)	2,000	1,999
HSBC USA, FRN, 3M USD LIBOR + 0.10%, 0.216%, 2/25/21 (1)	30,000	30,000
ING (US) Funding, 0.18%, 5/7/21 (1)	30,000	29,972
ING (US) Funding, 0.764%, 12/17/20 (1)	12,500	12,488
Metlife Short Term Fund, 0.19%, 11/30/20 (1)	15,000	14,998

Metlife Short Term Fund, 0.20%, 2/22/21 (1)	1,400	1,399
Metlife Short Term Fund, 0.25%, 1/20/21 (1)	15,500	15,491
National Australia Bank, 0.20%, 1/25/21 (1)	5,500	5,497
National Bank of Canada, 0.21%, 3/22/21 (1)	39,000	38,968
National Securities Clearing, 0.11%, 11/4/20 (1)	39,550	39,550
Nationwide Building Society, 0.145%, 11/10/20 (1)	10,000	10,000
Nationwide Building Society, 0.145%, 11/13/20 (1)	15,000	14,999
Nationwide Building Society, 0.16%, 12/9/20 (1)	10,000	9,998
Natixis, 0.411%, 11/4/20	6,500	6,500
New York Life Capital, 0.14%, 11/2/20 (1)	11,682	11,682
Nordea Bank, 0.185%, 4/8/21 (1)	40,000	39,967
Oversea Chinese Banking, 0.19%, 2/16/21 (1)	2,000	1,999
Oversea Chinese Banking, 0.24%, 4/15/21 (1)	20,000	19,978
Oversea Chinese Banking, 0.27%, 1/11/21 (1)	500	500
Oversea Chinese Banking, 0.30%, 11/12/20 (1)	19,250	19,248
Royal Bank of Canada, 0.241%, 9/23/21 (1)	10,000	9,978
Royal Bank of Canada, FRN, SOFR + 0.55%, 0.65%, 3/10/21 (1)	1,000	998
Skandinaviska Enskilda Banken, 0.21%, 11/23/20 (1)	1,100	1,100
Skandinaviska Enskilda Banken, 0.21%, 5/18/21 (1)	20,000	19,977
Skandinaviska Enskilda Banken, 0.22%, 5/12/21 (1)	20,000	19,976
Standard Chartered Bank, 0.27%, 2/5/21 (1)	19,500	19,486
Standard Chartered Bank, 0.29%, 1/22/21 (1)	1,600	1,599
Svenska Handelsbanken, FRN, 1M USD LIBOR + 0.08%, 0.14%, 5/5/21	39,050	39,050
Swedbank, 0.24%, 12/18/20	1,500	1,499
Swedbank, 0.25%, 11/9/20	39,000	38,998
Toronto Dominion Bank, FRN, 3M USD LIBOR + 0.05%, 0.216%, 2/3/21 (1)	5,000	4,976
Toronto Dominion Bank, FRN, 3M USD LIBOR + 0.09%, 0.216%, 7/20/21 (1)	11,000	11,000
UBS, 0.271%, 9/23/21 (1)	5,000	4,988
United Overseas Bank, 0.16%, 12/3/20 (1)	16,400	16,398

United Overseas Bank, 0.16%, 12/4/20 (1)	25,000	24,996
Total Financial Company Commercial Paper (Cost $792,984)		**792,984**

INSURANCE COMPANY FUNDING AGREEMENT 0.4%

Metropolitan Life Global Funding I, FRN, 3M USD LIBOR + 0.23%, 0.46%, 1/8/21 (4)	9,500	9,493
New York Life Global Funding, 2.00%, 4/13/21 (4)	6,280	6,330
Total Insurance Company Funding Agreement (Cost $15,823)		**15,823**

NON-FINANCIAL COMPANY COMMERCIAL PAPER 27.1%

Apple, 1.713%, 11/30/20 (1)	30,850	30,808
Atlanta City, 0.25%, 2/4/21 (5)	1,419	1,419
Banner Health, 0.30%, 11/4/20	15,000	15,000
Banner Health, 0.32%, 11/18/20	14,300	14,300
Banner Health, 0.32%, 11/25/20	12,000	12,000
Baylor Scott & White Holdings, 0.18%, 1/11/21	10,910	10,906
Baylor Scott & White Holdings, 0.20%, 2/23/21	19,370	19,358
BJC Health System, 0.18%, 1/6/21	22,000	22,000
BJC Health System, 0.18%, 1/26/21	7,000	7,000
California Dept. of Water, Series 1, 0.19%, 1/12/21	11,261	11,261
California EFA, Stanford Univ., Series S-1, 0.25%, 7/20/21	20,200	20,200
California State Univ. Institute, Series B, 0.21%, 11/4/20	38,520	38,520
California Statewide CDA, Kaiser Foundation Hosp., Series 08-C, 0.24%, 5/13/21	5,000	5,000
California Statewide CDA, Kaiser Foundation Hosp., Series E, 0.26%, 5/12/21	10,355	10,355
California Statewide CDA, Kaiser Foundation Hosp., Series I, 0.19%, 1/13/21	17,500	17,500
California Statewide CDA, Kaiser Foundation Hosp., Series I, 0.24%, 2/10/21	3,500	3,500
Carolinas Healthcare System, 0.501%, 11/12/20	24,000	23,996
Carolinas Healthcare System, Series B-4, 0.152%, 11/19/20	23,000	22,998

Chevron, 2.553%, 1/15/21 (1)	6,000	5,969
Coca-Cola, 0.321%, 12/8/20 (1)	995	995
Coca-Cola, 1.673%, 12/7/20 (1)	500	499
Coca-Cola, 2.213%, 2/10/21 (1)	13,000	12,921
Coca-Cola, 2.24%, 2/11/21 (1)	25,000	24,844
Equinor, 0.11%, 11/4/20 (1)	32,000	32,000
Equinor, 0.11%, 11/6/20 (1)	10,000	10,000
Garland City, Series 2018, 0.16%, 12/3/20	1,600	1,600
Harris County, Series A-1, 0.15%, 11/4/20	775	775
Harris County Cultural Ed. Fac., Memorial Hermann Health System, 0.27%, 1/6/21	20,100	20,100
Harris County Cultural Ed. Fac., Methodist Hosp., Series 09C-2, 0.18%, 11/16/20	9,000	9,000
Harris County Cultural Ed. Fac., Methodist Hosp., Series 9C-1, 0.20%, 2/2/21	14,000	14,000
Indiana Univ., 0.21%, 2/8/21	5,000	5,000
Johns Hopkins Univ., 0.16%, 1/21/21	7,500	7,500
KFW International Finance, 0.18%, 3/1/21 (1)	22,500	22,486
KFW International Finance, 0.21%, 3/2/21 (1)	18,500	18,487
Long Island Power Auth., 0.15%, 11/3/20	30,000	30,000
Los Angeles Municipal Improvement, Series B1, 0.21%, 12/3/20	11,500	11,500
Los Angeles Municipal Improvement, Series B1, 0.35%, 12/2/20	6,000	6,000
LVMH Moet Hennessy Louis Vuitton, 0.19%, 3/19/21 (1)	22,000	21,984
LVMH Moet Hennessy Louis Vuitton, 0.22%, 2/1/21 (1)	18,500	18,490
LVMH Moet Hennessy Louis Vuitton, 0.22%, 3/22/21 (1)	1,000	999
Massachusetts EFA, Series A, 0.20%, 1/7/21	8,000	8,000
Mercy Healthcare System, 0.19%, 1/13/21	22,000	21,991
Miami Dade County, Series A-1, 0.27%, 12/16/20 (5)	4,750	4,750
Nestle Capital, 0.643%, 1/22/21 (1)	3,000	2,996
Northwest Memorial Healthcare, 0.18%, 12/8/20	13,625	13,622
Northwestern Univ., 0.15%, 12/23/20	25,000	24,995

Novartis Finance, 0.22%, 11/2/20 (1)	1,400	1,400
Novartis Finance, 1.989%, 11/23/20 (1)	38,500	38,454
PepsiCo, 2.392%, 12/18/20 (1)	39,000	38,880
Pfizer, 0.12%, 11/19/20 (1)	40,000	39,998
Pfizer, 0.23%, 11/5/20 (1)	1,400	1,400
Philadelphia Airport, Series B-3, 0.19%, 12/2/20 (5)	7,000	7,000
Philadelphia Airport, Series C-1, 0.27%, 11/4/20	11,500	11,500
Port Auth. of New York/New Jersey, Series C, 0.45%, 12/15/20	4,000	4,000
Port Auth. of New York/New Jersey, Series C, 0.50%, 11/13/20	7,565	7,565
Port Auth. of New York/New Jersey, Series C, 0.50%, 11/17/20	7,700	7,700
Port Auth. of New York/New Jersey, Series C, 0.50%, 11/23/20	10,035	10,035
Port Auth. of New York/New Jersey, Series C, 0.50%, 11/30/20	6,305	6,305
Port Auth. of New York/New Jersey, Series C, 0.50%, 12/8/20	4,000	4,000
Port Auth. of New York/New Jersey, Series C, 0.50%, 12/14/20	2,025	2,025
Port of Seattle, Series D-1, 0.20%, 1/12/21	5,000	5,000
Princeton Univ., 0.20%, 1/7/21	24,000	24,000
Salt River Project Agricultural Improvement, Series D-1, 0.14%, 12/7/20	13,225	13,223
San Antonio City, Series A, 0.20%, 1/5/21	10,000	10,000
San Francisco City & County Public Utility, Series A2, 0.17%, 12/8/20	9,155	9,155
SSM Health Care, Series A, 0.16%, 12/1/20	15,000	14,998
SSM Health Care, Series A, 0.26%, 11/3/20	24,375	24,375
Tennessee, Series 00-A, 0.28%, 12/10/20	40,000	40,000
Texas Public Finance Auth., Series 2008, 0.20%, 1/5/21	8,500	8,500
Total Capital Canada, 0.18%, 11/3/20 (1)	12,090	12,090
Total Capital Canada, 0.18%, 11/5/20 (1)	22,000	22,000
Total Capital Canada, 0.552%, 11/23/20 (1)	1,800	1,799
Toyota Credit Canada, 0.30%, 11/24/20	4,650	4,649
Toyota Credit Canada, 0.31%, 12/3/20	4,000	3,999
Toyota Credit Puerto Rico, 0.30%, 12/7/20	32,000	31,990
Unitypoint Health, 0.421%, 12/10/20	14,500	14,493

Unitypoint Health, 0.601%, 11/4/20	9,400	9,400
Univ. of California, Series A, 0.14%, 12/4/20	13,000	13,000
Univ. of California, Series B, 0.212%, 11/4/20	42,877	42,876
Univ. of Houston, Series A, 0.19%, 1/14/21	4,000	4,000
Univ. of Minnesota, Series E, 0.19%, 12/14/20	5,700	5,700
Univ. of Texas, Series B, 0.15%, 12/17/20	14,000	14,000
Univ. of Texas, Series B, 0.21%, 4/5/21	3,000	3,000
Yale Univ., 0.17%, 1/21/21	11,000	10,996
Total Non-Financial Company Commercial Paper (Cost $1,161,129)		**1,161,129**

OTHER ASSET BACKED SECURITIES 0.6%

Ari Fleet Lease Trust, Series 2020-A, Class A1, 1.685%, 2/16/21 (4)	2,266	2,266
Enterprise Fleet Financing, Series 2020-1, Class A1, 1.69%, 2/22/21 (4)	1,064	1,064
GreatAmerica Leasing Receivables Funding, Series 2020-1, Class A1, 1.691%, 2/15/21 (4)	824	824
Santander Drive Auto Receivables Trust, Series 2020-3, Class A1, 0.282%, 10/15/21	20,925	20,925
Total Other Asset Backed Securities (Cost $25,079)		**25,079**

OTHER INSTRUMENTS 3.2%

Bank of America, FRN, 3M USD LIBOR + 0.10%, 0.216%, 11/12/20	30,000	30,000
Bank of Nova Scotia, 2.45%, 3/22/21	7,000	7,008
Bank of Nova Scotia, 3.125%, 4/20/21	2,964	2,976
Bank of Nova Scotia, 4.375%, 1/13/21	1,500	1,509
Bank of Nova Scotia, FRN, 3M USD LIBOR + 0.42%, 0.635%, 1/25/21	470	469
Berkshire Hathaway, 2.20%, 3/15/21	8,710	8,725
Citibank, FRN, 3M USD LIBOR + 0.35%, 0.607%, 2/12/21	16,950	16,946
Exxon Mobil, 2.222%, 3/1/21	6,910	6,944
PNC Bank, 2.15%, 4/29/21	5,250	5,275

Shell International Finance, 1.875%, 5/10/21	3,200	3,226
U.S. Bancorp, 2.35%, 1/29/21	13,500	13,515
U.S. Bank, 3.00%, 2/4/21	5,000	5,017
UBS, 2.45%, 12/1/20 (4)	4,500	4,500
UBS, FRN, 3M USD LIBOR + 0.48%, 0.726%, 12/1/20 (4)	30,500	30,500
Westpac Banking, 2.65%, 1/25/21	1,000	1,006
Total Other Instruments (Cost $137,616)		**137,616**

OTHER MUNICIPAL SECURITY 0.7%

Franklin County, Trinity Health Credit Group, Series REMK, VR, 0.23%, 2/1/21	7,350	7,350
Hawaii, Series GA, GO, 5.00%, 10/1/21	5,860	6,114
Los Angeles City, TRAN, 4.00%, 6/24/21	4,000	4,096
New York State Dormitory Auth., Series B, RAN, 5.00%, 3/31/21	4,350	4,430
San Francisco City & County, Series 2020D-1, GO, 0.30%, 12/15/20	8,000	8,001
Total Other Municipal Security (Cost $29,991)		**29,991**

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 4.7% (6)

Bank of America, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $14,000,105 on 11/2/20, Collateralized by U.S. Government securities, 4.23% - 4.70%, 3/20/64 - 4/20/69, valued at $14,280,001	14,000	14,000
BMO Capital Markets, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $11,000,083 on 11/2/20, Collateralized by U.S. Government securities, 0.00% - 6.50%, 11/1/30 - 10/15/60, valued at $11,220,000	11,000	11,000
Citigroup Global Markets, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $18,000,135 on 11/2/20, Collateralized by U.S. Government securities, 2.50% - 3.00%, 7/1/50, valued at $18,360,001	18,000	18,000
Credit Agricole, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $16,880,127 on 11/2/20, Collateralized by U.S. Government securities, 1.38%, 2/15/44, valued at $17,217,674	16,880	16,880

Goldman Sachs, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $25,000,188 on 11/2/20, Collateralized by U.S. Government securities, 1.88% - 6.00%, 10/31/22 - 12/15/54, valued at $25,500,000	25,000	25,000
HSBC Securities, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $9,000,068 on 11/2/20, Collateralized by U.S. Government securities, 2.50% - 4.50%, 12/20/49 - 3/20/50, valued at $9,180,000	9,000	9,000
JPMorgan Chase, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $18,000,135 on 11/2/20, Collateralized by U.S. Government securities, 2.00% - 6.00%, 12/1/34 - 6/1/50, valued at $18,360,000	18,000	18,000
RBC Dominion Securities, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $32,000,240 on 11/2/20, Collateralized by U.S. Government securities, 0.00% - 6.00%, 1/7/21 - 10/20/50, valued at $32,640,024	32,000	32,000
Royal Bank of Canada, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $35,000,263 on 11/2/20, Collateralized by U.S. Government securities, 2.50% - 7.00%, 9/20/27 - 10/20/50, valued at $35,700,000	35,000	35,000
Wells Fargo Securities, Tri-Party, Dated 10/30/20, 0.09%, Delivery Value of $23,000,173 on 11/2/20, Collateralized by U.S. Government securities, 2.00%, 10/1/50, valued at $23,460,000	23,000	23,000
Total U.S. Government Agency Repurchase Agreements (Cost $201,880)		**201,880**

U.S. TREASURY DEBT 12.4%

U.S. Treasury Bills, 0.10%, 11/27/20	15,000	14,999
U.S. Treasury Bills, 0.105%, 1/14/21	100,000	99,979
U.S. Treasury Bills, 0.105%, 4/1/21	40,000	39,982
U.S. Treasury Bills, 0.123%, 1/7/21	50,000	49,989
U.S. Treasury Notes, FRN, 3M UST + 0.055%, 0.15%, 10/31/22	42,000	42,002
U.S. Treasury Notes, FRN, 3M UST + 0.055%, 0.155%, 7/31/22	40,000	40,001
U.S. Treasury Notes, FRN, 3M UST + 0.114%, 0.214%, 4/30/22	55,000	55,004
U.S. Treasury Notes, FRN, 3M UST + 0.115%, 0.215%, 1/31/21	56,000	55,995
U.S. Treasury Notes, FRN, 3M UST + 0.139%, 0.239%, 4/30/21	77,000	76,996
U.S. Treasury Notes, FRN, 3M UST + 0.154%, 0.254%, 1/31/22	25,000	25,001
U.S. Treasury Notes, FRN, 3M UST + 0.22%, 0.32%, 7/31/21	23,000	22,988

U.S. Treasury Notes, FRN, 3M UST + 0.30%, 0.40%, 10/31/21	10,000	10,001
Total U.S. Treasury Debt (Cost $532,937)		**532,937**

VARIABLE RATE DEMAND NOTES 16.1%

Alaska HFC, Series B, VRDN, 0.18%, 11/6/20	13,500	13,500
Alaska HFC, State Capital Project, Series A, VRDN, 0.15%, 11/6/20	13,600	13,600
Andrew W. Mellon Foundation, VRDN, 0.17%, 11/6/20	14,000	14,000
Baltimore City, Parking System Fac., VRDN, 0.13%, 11/6/20	22,455	22,455
Charlotte, Nascar, Series D, COP, VRDN, 0.16%, 11/6/20	20,610	20,610
Clark County Airport Improvement, Series C-1, VRDN, 0.18%, 11/6/20 (5)	22,350	22,350
Colorado Housing & Fin. Auth., Multi-Family, Series B-1, Class I, VRDN, 0.11%, 11/6/20	22,485	22,485
Colorado Housing & Fin. Auth., Single Family, Series B-1, VRDN, 0.13%, 11/6/20	3,675	3,675
Colorado Housing & Fin. Auth., Single Family, Series C-2, VRDN, 0.13%, 11/6/20	7,000	7,000
Connecticut State Health & EFA, Yale-New Haven Health, Series D, VRDN, 0.10%, 11/6/20	35,000	35,000
Fairfax County Economic Dev. Auth., Smithsonian Institution, Series B, VRDN, 0.11%, 11/6/20	2,100	2,100
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health System, Series D, VRDN, 0.12%, 11/6/20	19,020	19,020
Highlands County HFA, Adventist Health, Series I-2, VRDN, 0.10%, 11/6/20	3,400	3,400
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 0.12%, 11/6/20	20,000	20,000
Illinois Fin. Auth., Univ. Chicago, Series B, VRDN, 0.13%, 11/6/20	13,312	13,312
Maryland CDA, Series B, VRDN, 0.14%, 11/6/20	15,325	15,325
Maryland CDA, Series F, VRDN, 0.17%, 11/6/20	8,000	8,000
Maryland CDA, Series J, VRDN, 0.14%, 11/6/20 (5)	5,150	5,150
Massachusetts Dev. Fin. Agency, Babson Univ., Series B, VRDN, 0.11%, 11/6/20	4,050	4,050

Metropolitan Transportation Auth., Series B-1, VRDN, 0.11%, 11/6/20	26,360	26,360
Metropolitan Washington Airports Auth., Series D-1, VRDN, 0.14%, 11/6/20 (5)	18,340	18,340
Minnesota Housing Fin. Agency, Series H, VRDN, 0.12%, 11/6/20	13,950	13,950
Montgomery County Housing Opportunities Commission, Series D, VRDN, 0.20%, 11/6/20	9,800	9,800
Montgomery County Housing Opportunities Commission, Series E, VRDN, 0.20%, 11/6/20	8,315	8,315
New York State Dormitory Auth., Rockefeller Univ., Series A, VRDN, 0.12%, 11/6/20	13,375	13,375
New York City Housing Dev., Series F-2, VRDN, 0.13%, 11/6/20	15,000	15,000
New York City Transitional Fin. Auth., Series F-5, VRDN, 0.14%, 11/6/20	28,615	28,615
New York State Energy Research & Dev. Auth., Consolidated Edison Co., Series A-1, VRDN, 0.17%, 11/6/20 (5)	14,000	14,000
New York State Energy Research & Dev. Auth., Consolidated Edison Co., Series A-3, VRDN, 0.14%, 11/6/20 (5)	25,900	25,900
New York State Housing Fin. Agency, Series A, VRDN, 0.12%, 11/6/20	21,600	21,600
New York State Housing Fin. Agency, Series A, VRDN, 0.17%, 11/6/20	13,910	13,910
New York State Housing Fin. Agency, Series I, VRDN, 0.15%, 11/6/20	4,800	4,800
New York State Mortgage Agency, Series 224, VRDN, 0.13%, 11/6/20	26,000	26,000
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 0.10%, 11/6/20	14,740	14,740
Ohio State Univ., Series B-1, VRDN, 0.09%, 11/6/20	4,600	4,600
Providence Health & Services Obligated Group, VRDN, 0.25%, 11/6/20	23,610	23,610
Providence St. Joseph Health Obligated Group, Series 16G, VRDN, 0.15%, 11/6/20	6,000	6,000
Southern Ute Indian Tribe, VRDN, 0.11%, 11/6/20 (4)	25,795	25,795
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series B, VRDN, 0.14%, 11/6/20	29,455	29,455

Texas, Veterans, GO, VRDN, 0.15%, 11/6/20	32,000	32,000
Utah County, IHC Health Services, Series D, VRDN, 0.11%, 11/6/20	16,100	16,100
Washington Suburban Sanitary Commission, Series A, BAN, VRDN, 0.11%, 11/6/20	4,600	4,600
Washington Suburban Sanitary Commission, Series A, BAN, VRDN, 0.11%, 11/6/20	5,000	5,000
Wisconsin Housing & Economic Dev. Auth., Series E, VRDN, 0.17%, 11/6/20 (5)	2,350	2,350
Wisconsin Housing & Economic Dev. Auth., Multi-Family, Series B, VRDN, 0.11%, 11/6/20	430	430
Wisconsin Housing & Economic Dev. Auth., Multi-Family, Series F, VRDN, 0.11%, 11/6/20	1,195	1,195
Wisconsin Housing & Economic Dev. Auth., Multi-Family, Series F, VRDN, 0.11%, 11/6/20	18,550	18,550
Total Variable Rate Demand Notes (Cost $689,422)		**689,422**
Total Investments in Securities		
99.7% of Net Assets (Cost $4,271,477)		**$ 4,271,477**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,423,746 and represents 33.2% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $80,772 and represents 1.9% of net assets.

(5) Interest subject to alternative minimum tax

(6) See Note 3. Collateralized by U.S. government securities valued at $205,918 at October 31, 2020.

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
3M UST	Three month U.S. Treasury bill yield
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority

The accompanying notes are an integral part of these financial statements.

October 31, 2020

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance Effective November 1, 2019, the fund adopted Financial Accounting Standards Board (FASB) guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued at the close of the NYSE. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On October 31, 2020, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

LIBOR The fund may invest in instruments that are tied to reference rates, including LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

NOTE 4 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets and relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain and the recharacterization of distributions. For the year ended October 31, 2020, the following reclassification was recorded:

Distributions during the years ended October 31, 2020 and October 31, 2019, totaled $25,815,000 and $57,982,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2020, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring extraordinary expenses.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2020, expenses waived/paid totaled $608,000.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2020, the fund earned $2,000 in interest income related to loans made to other funds on one day in the average amount of $19,700,000 and at an average annual rate of 2.83%. At October 31, 2020, there were no loans outstanding.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Cash Reserves Fund (constituting T. Rowe Price Summit Funds, Inc., referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2020

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/20

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $18,000 from short-term capital gains.

For nonresident alien shareholders, $19,704,000 of income dividends are interest-related dividends.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, i.e., not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “interested” directors and officers are employees of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [191]	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present); Director, Chimera Investment Corporation (2017 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to February 2019)

Ronald J. Daniels (1959) 2018 [191]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2013 [191]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to present); Chief Executive Officer and Director (2009 to 2016), Chairman of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2013 [191]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chairman of the Board, all funds (since July 2018)

Paul F. McBride (1956) 2013 [191]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D. (1963) 2013 [191]	Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member, National Academy of Education (2010 to present); Board Member, National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member, The Pennington School (2017 to present); Board Member, the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber (1946) 1993 [191]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

(a)All information about the independent directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [191]	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chairman of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Vice President and Secretary, T. Rowe Price International; Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2019 [191]	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

(a)All information about the interested directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With Cash Reserves Fund	Principal Occupation(s)

Colin T. Bando, CFA (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Darrell N. Braman (1963) Vice President	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

M. Helena Condez (1962) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephanie A. Gentile, CFA (1956) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Price Trust Company

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Alan D. Levenson, Ph.D. (1958) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph K. Lynagh, CFA (1958) President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967) Vice President	Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Chen Shao (1980) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jeanny Silva (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Douglas D. Spratley, CFA (1969) Executive Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,627,000 and $2,330,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 17, 2020